Statement of Shareholders Equity (USD $)	Common Stock	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Total
Beginning Equity Balance (Equity) at Dec. 31, 2009	$ 13,440	$ 41,496	$ (167,692)	$ (112,756)
Beginning Balance (Shares) at Dec. 31, 2009	13,440,000
Stock based compensation - stock options		15,659		15,659
Warrants for services rendered
Issuance of common stock, net of issuance costs (Shares)
Issuance of common stock, net of issuance costs (Equity)
Shares issued for services rendered (Shares)
Shares issued for services rendered (Equity)
Net Income			394,901	394,901
Ending Balance (Equity) at Dec. 31, 2010	13,440	57,155	227,209	297,804
Ending Balance (Shares) at Dec. 31, 2010	13,440,000
Stock based compensation - stock options		46,737		46,737
Warrants for services rendered		73,768		73,768
Issuance of common stock, net of issuance costs (Shares)	400,000
Issuance of common stock, net of issuance costs (Equity)	400	96,416		96,816
Shares issued for services rendered (Shares)	1,500
Shares issued for services rendered (Equity)	2	2,848		2,850
Net Income			905,632	905,632
Ending Balance (Equity) at Dec. 31, 2011	$ 13,842	$ 276,924	$ 1,132,841	$ 1,423,607
Ending Balance (Shares) at Dec. 31, 2011	13,841,500